Property, plant and equipment (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Opening amount	SFr 67,760	SFr 27,626
Additions	31,549	59,414
Depreciation charge	(27,198)	(19,280)
Closing amount	72,111	67,760
Research and development expense
Property, plant and equipment
Depreciation charge	(19,934)	(11,759)
General and administration expense
Property, plant and equipment
Depreciation charge	(7,264)	(7,521)
Cost
Property, plant and equipment
Opening amount	2,897,008
Closing amount	2,928,557	2,897,008
Accumulated depreciation
Property, plant and equipment
Opening amount	(2,829,248)
Closing amount	(2,856,446)	(2,829,248)
Equipment
Property, plant and equipment
Opening amount	67,760	27,626
Additions	31,549	59,414
Depreciation charge	(27,198)	(19,280)
Closing amount	72,111	67,760
Equipment | Cost
Property, plant and equipment
Opening amount	1,682,279
Closing amount	1,713,828	1,682,279
Equipment | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,614,519)
Closing amount	(1,641,717)	(1,614,519)
Furniture and fixtures | Cost
Property, plant and equipment
Opening amount	7,564
Closing amount	7,564	7,564
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Opening amount	(7,564)
Closing amount	(7,564)	(7,564)
Chemical library | Cost
Property, plant and equipment
Opening amount	1,207,165
Closing amount	1,207,165	1,207,165
Chemical library | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,207,165)
Closing amount	SFr (1,207,165)	SFr (1,207,165)